Inventory (Details) - USD ($)	Mar. 31, 2025	Sep. 30, 2024
Inventory [Abstract]
Inventory finished goods	$ 7,092,779	$ 6,134,895
Inventory work in process	$ 8,246,474	$ 2,133,862